Cover	Jul. 25, 2022	Jun. 17, 2022
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Jul. 21, 2022
Entity Registrant Name		OWLET, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39516
Entity Tax Identification Number		85-1615012
Entity Address, Address Line One		3300 North Ashton Boulevard,
Entity Address, Address Line Two		Suite 300,
Entity Address, City or Town		Lehi,
Entity Address, State or Province		UT
Entity Address, Postal Zip Code		84043
City Area Code		(844) 334-5330
Local Phone Number		(844) 334-5330
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company
Entity Ex Transition Period		false
Entity Central Index Key		0001816708
Amendment Flag		false
Common Stock
Document Information [Line Items]
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		OWLT
Security Exchange Name		NYSE
Warrant Member
Document Information [Line Items]
Title of 12(b) Security		Warrants to purchase Common Stock
Trading Symbol		OWLT WS
Security Exchange Name		NYSE